Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000046678 | JPMorgan Chase8262646
Holdings [Line Items]
Percent of Total Investments	3.30%
C000046678 | Berkshire Hathaway8262442
Holdings [Line Items]
Percent of Total Investments	3.10%
C000046678 | ExxonMobil8262552
Holdings [Line Items]
Percent of Total Investments	2.70%
C000046678 | Johnson & Johnson8262643
Holdings [Line Items]
Percent of Total Investments	2.00%
C000046678 | Wells Fargo8262883
Holdings [Line Items]
Percent of Total Investments	1.70%
C000046678 | Comcast8262496
Holdings [Line Items]
Percent of Total Investments	1.60%
C000046678 | AT&T8262425
Holdings [Line Items]
Percent of Total Investments	1.60%
C000046678 | Verizon Communications8262868
Holdings [Line Items]
Percent of Total Investments	1.60%
C000046678 | UnitedHealth Group8262851
Holdings [Line Items]
Percent of Total Investments	1.50%
C000046678 | Cisco Systems8262486
Holdings [Line Items]
Percent of Total Investments	1.30%
C000046678 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000046678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000046678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000046678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000046678 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000046678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000046678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000046678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000046678 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000046678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000046678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000046678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000142890 | JPMorgan Chase8262646
Holdings [Line Items]
Percent of Total Investments	3.30%
C000142890 | Berkshire Hathaway8262442
Holdings [Line Items]
Percent of Total Investments	3.10%
C000142890 | ExxonMobil8262552
Holdings [Line Items]
Percent of Total Investments	2.70%
C000142890 | Johnson & Johnson8262643
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142890 | Wells Fargo8262883
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142890 | Comcast8262496
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142890 | AT&T8262425
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142890 | Verizon Communications8262868
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142890 | UnitedHealth Group8262851
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142890 | Cisco Systems8262486
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142890 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142890 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142890 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142890 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000142890 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000142890 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000142890 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142890 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142890 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000142890 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000142890 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000142890 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%